Derivative financial instruments - Narrative (Details) - GBP (£) £ in Billions	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Derivative financial liabilities
Disclosure of offsetting of financial assets [line items]
Gross financial assets set off against financial liabilities subject to offsetting, enforceable master netting arrangements or similar agreements	£ 74	£ 77
Derivative liability expsoures	228	264
Non-cash assets pledged as collateral	3	1
Cash collateral netted | Derivative financial liabilities
Disclosure of offsetting of financial assets [line items]
Gross financial assets set off against financial liabilities subject to offsetting, enforceable master netting arrangements or similar agreements	16	15
Derivative liability expsoures	24	25
Derivative financial assets
Disclosure of offsetting of financial assets [line items]
Gross financial liabilities set off against financial assets subject to offsetting, enforceable master netting arrangements or similar agreements	74	76
Derivative asset exposures	237	273
Non-cash collateral	11	11
Derivative financial assets | Cash collateral netted
Disclosure of offsetting of financial assets [line items]
Gross financial liabilities set off against financial assets subject to offsetting, enforceable master netting arrangements or similar agreements	16	15
Derivative asset exposures	£ 34	£ 35